Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net income	$ 1,949	$ 2,222	$ 9,285	$ 8,664
Adjustments to reconcile net income to net cash provided by operating activities:
(Credit) provision for loan losses	150	(200)	(300)	1,100
Provision for loss on other real estate owned			0	382
Depreciation and amortization	350	352	1,415	1,476
Net amortization of premiums and discounts on securities	254	222	1,141	810
(Gains) loss on sales of other real estate owned			(31)	692
Gains on sales of loans held for sale	(1,589)	(903)	(3,785)	(4,039)
Originations of loans held for sale	(26,933)	(18,824)	(96,968)	(134,073)
Proceeds from sales of loans held for sale	39,991	24,382	91,708	140,486
Income on Bank-owned life insurance	(130)	(144)	(549)	(558)
Share-based compensation expense	199	170	754	631
Deferred tax expense			354	159
(Increase) decrease in accrued interest receivable	306	127	(242)	243
Decrease in other assets	(508)	592	388	617
Increase (decrease) in accrued interest payable	(34)	37	20	(61)
Decrease in accrued expense and other liabilities	(1,403)	(156)	(552)	(363)
Net cash provided by operating activities	12,496	7,877	2,638	16,166
Purchases of securities:
Available for sale	(9,186)	(11,849)	(37,300)	(34,109)
Held to maturity	(13,975)	(10,558)	(35,212)	(15,599)
Proceeds from maturities and repayments of securities:
Available for sale	5,867	3,820	23,354	18,783
Held to maturity	14,208	10,751	31,429	35,705
Proceeds from Bank-owned life insurance benefits paid			248	0
Net purchase of restricted stock			(661)	(1,516)
Net increase in loans	48,038	23,415	(42,779)	(30,646)
Purchase of Bank-owned life insurance			(300)	0
Capital expenditures	(177)	(110)	(457)	(706)
Additional investment in other real estate owned			(61)	0
Proceeds from sales of other real estate owned			1,033	6,027
Net cash used in investing activities	49,643	17,168	(60,706)	(22,061)
FINANCING ACTIVITIES:
Exercise of stock options and issuance of restricted shares	36	0	96	292
Purchase of treasury stock	0	(24)	(24)	(359)
Cash dividends paid to shareholders	(401)	0	(399)	0
Net increase (decrease) in demand, savings and time deposits	34,304	17,062	47,759	(31,004)
Repayment of long-term borrowing			(10,000)	0
Net increase in short-term borrowings			24,154	33,789
Net cash provided by financing activities	(29,111)	(21,603)	61,586	2,718
Increase (decrease) in cash and cash equivalents	33,028	3,442	3,518	(3,177)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	14,886	11,368	11,368	14,545
CASH AND CASH EQUIVALENTS AT END OF YEAR	47,914	14,810	14,886	11,368
Cash paid during the year for -
Interest	1,323	1,148	5,138	4,697
Income taxes	1,527	760	4,590	4,170
Non-cash investing activities
Real estate acquired in full satisfaction of loans in foreclosure	265	142	$ 141	$ 2,357
Gains on sales of securities	106	0
Proceeds from sale of securities available for sale	1,449	0
Proceeds from sales of securities held to maturity	582	0
Net redemption of restricted stock	2,837	1,735
Cost of improvement to OREO	0	36
Net decrease in borrowings	$ (63,050)	$ (38,641)